NEW ACCOUNTING PRONOUNCEMENTS	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
NEW ACCOUNTING PRONOUNCEMENTS	NEW ACCOUNTING PRONOUNCEMENTS New Accounting Pronouncements Not Yet Adopted